Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments [Abstract]
Schedule of Accumulated Other Comprehensive Income and Reclassified as Cost of Revenues and Operating Expenses	These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income and reclassified as Cost of revenues and Operating expenses, at the time that the hedged income/expense is recorded.
	Net Notional amount		Fair value
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	(Unaudited)		(Unaudited)
Option contracts to hedge payroll
expenses NIS	$18,322	$35,433	$1,134	$1,461
Forward contracts to hedge payroll
expenses NIS	20,182	11,024	423	321
	$38,504	$46,457	$1,557	$1,782

Schedule of Fair Value Outstanding Derivative Instruments	The fair value of the Company's outstanding derivative instruments on June 30, 2026 and December 31, 2025 is summarized below:

		Fair value of derivative instruments
		June 30,	December 31,
		2026	2025
	Balance Sheet line item	(Unaudited)
Derivative assets and liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$1,169	$1,704
Foreign exchange forward contracts	Prepaid expenses and other current assets	512	321
Foreign exchange option contracts	Other account payable	(36)	(243)
Foreign exchange forward contracts	Other account payable	$(88)	$—

Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Other Comprehensive Income

The effect of derivative instruments in cash flow hedging relationship on other comprehensive income for the six months ended June 30, 2026 and 2025, is summarized below:

	Amount of gain recognized in other comprehensive income on derivative, net of tax
	Six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$733	$727
Option contracts	2,000	2,130
	$2,733	$2,857

Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships

Derivatives in foreign exchange cash flow hedging relationships for the six months ended June 30, 2026 and 2025, is summarized below:

		Amount reclassified from other comprehensive income into income (expenses), net of tax
		Six months ended June 30,
		2026	2025
	Statements of income line	(Unaudited)	(Unaudited)
Option contracts to hedge payroll	Cost of revenues and operating expenses	$(2,254)	$(614)
Forward contracts to hedge payroll	Cost of revenues and operating expenses	(642)	(86)
		$(2,896)	$(700)